UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

APR    04.30.15

SEMI-ANNUAL REPORT

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 9, 2015+	Ending Account Value April 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,002.00	$6.72	4.62%
Hypothetical**	$1,000	$1,000.55	$6.71	4.62%
Class C
Actual	$1,000	$1,001.00	$7.79	5.36%
Hypothetical**	$1,000	$999.48	$7.78	5.36%
Advisor Class
Actual	$1,000	$1,002.00	$6.35	4.37%
Hypothetical**	$1,000	$1,000.91	$6.35	4.37%
+	Commencement of operations.

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 53/365 (to reflect the one-half year period), respectively.

**	Assumes 5% annual return before expenses.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	1

Expense Example

PORTFOLIO SUMMARY

April 30, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $18.0

*	All data are as of April 30, 2015. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

2	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Portfolio Summary

CONSOLIDATED PORTFOLIO OF INVESTMENTS

April 30, 2015 (unaudited)

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 97.4%
Investment Companies – 80.8%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.10%(a)(b) (cost $14,573,640)		14,573,640	$14,573,640

		Principal Amount (000)
U.S. Treasury Bills – 16.6%
U.S. Treasury Bill Zero Coupon, 6/25/15(c) (cost $2,999,931)	U.S.$	3,000	2,999,931

Total Investments – 97.4% (cost $17,573,571)			17,573,571
Other assets less liabilities – 2.6%			473,897

Net Assets – 100.0%			$18,047,468

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at April 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Year Canadian Bond Futures	28	June 2015	$3,269,141	$3,254,406	$(14,735)
10 Yr Mini Japan Government Bond Futures	6	June 2015	743,423	742,462	(961)
Cattle Feeder Futures	1	May 2015	103,250	106,488	3,238
Cocoa Futures	11	July 2015	313,755	323,730	9,975
Copper Futures	8	July 2015	540,420	577,300	36,880
Cotton No. 2 Futures	11	July 2015	358,250	373,340	15,090
Euro STOXX 50 Index Futures	30	June 2015	1,201,482	1,201,899	417
Euro-BUND Futures	3	June 2015	537,221	527,852	(9,369)
Gasoline RBOB Futures	3	June 2015	231,360	255,692	24,332
Gold 100 OZ Futures	6	June 2015	697,515	709,440	11,925
Lead London Metal Exchange Futures	3	June 2015	135,534	159,037	23,503
Low SU Gasoil Futures	1	July 2015	55,577	60,050	4,473
Nickel London Metal Exchange Futures	2	June 2015	151,206	167,208	16,002
NY Harbor USLD Futures	4	June 2015	306,362	333,665	27,303
PRI Aluminum London Metal Exchange Futures	9	June 2015	397,603	432,619	35,016
Soybean Futures	6	July 2015	285,693	292,800	7,107
Soybean Meal Futures	7	July 2015	216,041	221,270	5,229
Soybean Oil Futures	29	July 2015	548,774	550,710	1,936
Tin London Metal Exchange Futures	4	June 2015	322,012	320,400	(1,612)

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	3

Consolidated Portfolio of Investments

Type	Number of Contracts	Expiration Month	Original Value	Value at April 30, 2015	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	31	June 2015	$3,930,407	$3,979,625	$49,218
UK Long Gilt Bond Futures	12	June 2015	2,177,951	2,175,770	(2,181)
VSTOXX Mini Futures	80	June 2015	197,167	196,723	(444)
Wheat (CBT) Futures	8	July 2015	198,324	189,600	(8,724)
Zinc London Metal Exchange Futures	4	June 2015	202,512	235,650	33,138

Sold Contracts
10 Yr Australian Bond Futures	18	June 2015	1,896,561	1,841,215	55,346
10 Yr Mini Japan Government Bond Futures	72	June 2015	8,861,354	8,909,548	(48,194)
Brent Crude Oil Futures	5	May 2015	296,431	333,900	(37,469)
Coffee C Futures	4	July 2015	203,762	206,175	(2,413)
Corn Futures	19	July 2015	361,419	347,938	13,481
KC HRW Wheat Futures	9	July 2015	239,598	224,550	15,048
Lean Hogs Futures	18	June 2015	552,165	586,260	(34,095)
Live Cattle Futures	2	June 2015	122,594	119,760	2,834
Nickel London Metal Exchange Futures	2	June 2015	170,094	167,208	2,886
Nickel London Metal Exchange Futures	3	July 2015	227,055	251,082	(24,027)
Platinum Futures	3	July 2015	173,017	171,060	1,957
Silver Futures	6	July 2015	487,095	484,590	2,505
Sugar 11 (World) Futures	29	June 2015	417,926	428,086	(10,160)
Tin London Metal Exchange Futures	4	June 2015	350,388	320,400	29,988
Tin London Metal Exchange Futures	7	July 2015	562,179	560,910	1,269
WTI Crude Futures	9	June 2015	505,418	546,390	(40,972)
Zinc London Metal Exchange Futures	4	June 2015	220,288	235,650	(15,362)
Zinc London Metal Exchange Futures	7	July 2015	385,504	411,338	(25,834)

					$153,544

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	BRL	482	USD	150	6/02/15	$(7,968)
State Street Bank & Trust Co.	USD	88	BRL	275	6/02/15	2,629
State Street Bank & Trust Co.	AUD	280	USD	214	6/18/15	(7,386)
State Street Bank & Trust Co.	CHF	673	USD	687	6/18/15	(35,377)
State Street Bank & Trust Co.	CLP	498,694	USD	794	6/18/15	(18,148)
State Street Bank & Trust Co.	COP	391,449	USD	148	6/18/15	(15,214)
State Street Bank & Trust Co.	CZK	31,233	USD	1,241	6/18/15	(37,301)
State Street Bank & Trust Co.	EUR	524	USD	569	6/18/15	(19,379)
State Street Bank & Trust Co.	GBP	469	USD	693	6/18/15	(26,403)
State Street Bank & Trust Co.	HUF	260,249	USD	925	6/18/15	(35,497)
State Street Bank & Trust Co.	JPY	30,052	USD	248	6/18/15	(3,448)

4	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	KRW	1,105,595	USD	994	6/18/15	$(31,624)
State Street Bank & Trust Co.	MXN	10,378	USD	664	6/18/15	(10,411)
State Street Bank & Trust Co.	MYR	1,247	USD	335	6/18/15	(12,769)
State Street Bank & Trust Co.	NOK	4,293	USD	540	6/18/15	(29,731)
State Street Bank & Trust Co.	PHP	11,284	USD	254	6/18/15	1,681
State Street Bank & Trust Co.	PLN	3,317	USD	876	6/18/15	(43,596)
State Street Bank & Trust Co.	SEK	5,986	USD	705	6/18/15	(13,477)
State Street Bank & Trust Co.	TWD	70,945	USD	2,248	6/18/15	(68,687)
State Street Bank & Trust Co.	USD	1,019	CAD	1,281	6/18/15	42,167
State Street Bank & Trust Co.	USD	561	CNY	3,498	6/18/15	8,432
State Street Bank & Trust Co.	USD	20	EUR	19	6/18/15	1,043
State Street Bank & Trust Co.	USD	488	GBP	323	6/18/15	7,389
State Street Bank & Trust Co.	USD	910	IDR	12,130,719	6/18/15	14,562
State Street Bank & Trust Co.	USD	1,607	INR	102,397	6/18/15	(11,988)
State Street Bank & Trust Co.	USD	661	JPY	78,775	6/18/15	(1,060)
State Street Bank & Trust Co.	USD	483	NZD	663	6/18/15	20,456
State Street Bank & Trust Co.	USD	1,588	PEN	5,022	6/18/15	4,872
State Street Bank & Trust Co.	USD	732	RUB	41,211	6/18/15	55,537
State Street Bank & Trust Co.	USD	890	THB	29,206	6/18/15	(4,790)
State Street Bank & Trust Co.	USD	1,007	TRY	2,703	6/18/15	(8,737)
State Street Bank & Trust Co.	USD	1,253	ZAR	15,393	6/18/15	32,114
State Street Bank & Trust Co.	ZAR	390	USD	32	6/18/15	(420)

						$(252,529)

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$1,800	4/21/25	2.30%	CPI#	$1,809

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Long Index	270,000	FedFundEffective plus 0.60%	$28,118	6/03/15	$	– 0	–

Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Short Index	273,000	FedFundEffective minus 0.30%	27,896	6/03/15		– 0	–

					$	– 0	–

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	5

Consolidated Portfolio of Investments

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Euro Stoxx 50 Index, 7/17/15*	—	EUR	17	$16,924		$—		$16,924
Goldman Sachs International:
S&P 500 Index, 7/17/15*	—		$30	267		—		267
Morgan Stanley & Co. International PLC:
Nikkei 225 Index, 7/17/15*	—	JPY	1,832	(298)		—		(298)

Sale Contracts
Bank of America, NA:
S&P 500 Index, 5/15/15*	—		$14	11,761		—		11,761
Citibank, NA:
Euro Stoxx 50 Index, 5/15/15*	—	EUR	19	(37,028)		—		(37,028)
Goldman Sachs International:
S&P 500 Index, 5/15/15*	—		$13	1,668		—		1,668
Morgan Stanley & Co. International PLC:
Nikkei 225 Index, 5/15/15*	—	JPY	1,969	3,494		—		3,494

				$(3,212)	$	– 0	–	$(3,212)

*	Termination date

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

6	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CPI – Consumer Price Index

FedFundEffective – Federal Funds Effective Rate

WTI – West Texas Intermediate

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of April 30, 2015.

Security Description	Shares
MS Global Equity Long Index
AbbVie, Inc.	368
ACS Actividades de Construccion y Servic	1,441
Actavis PLC	36
Actelion Ltd.	666
Adobe Systems, Inc.	304
Aena SA	216
Aeon Co., Ltd.	2,321
AES Corp./VA	1,933
Aetna, Inc.	129
Agrium, Inc.	291
Air China Ltd.	30,145
Aisin Seiki Co., Ltd.	1,209
Ajinomoto Co., Inc.	1,776
Akzo Nobel NV	728
Alaska Air Group, Inc.	392
Alimentation Couche-Tard, Inc.	701
Allianz SE	206
Altera Corp.	727

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	7

Consolidated Portfolio of Investments

Security Description	Shares
Altice SA	145
Alumina Ltd.	13,188
American Airlines Group, Inc.	291
AmerisourceBergen Corp.	494
Amlin PLC	2,368
AMP Ltd.	3,902
Anheuser-Busch InBev NV	204
Anthem, Inc.	215
Antofagasta PLC	2,124
Apartment Investment & Management Co.	391
ArcelorMittal	2,248
Archer-Daniels-Midland Co.	982
Aristocrat Leisure Ltd.	10,011
Asciano Ltd.	2,934
Ashtead Group PLC	1,106
Atlas Copco AB	1,392
Atlas Copco AB	1,392
AusNet Services	18,666
Axis Capital Holdings Ltd.	303
BAE Systems PLC	1,594
Ball Corp.	592
Banco Santander SA	2,198
Bank of Montreal	878
Bayerische Motoren Werke AG	228
BCE, Inc.	2,287
Beazley PLC	3,245
Bed Bath & Beyond, Inc.	617
Beiersdorf AG	280
Belgacom SA	1,082
Bendigo & Adelaide Bank Ltd.	2,260
Benesse Holdings, Inc.	649
Bombardier, Inc.	17,358
Boral Ltd.	12,178
Bristol-Myers Squibb Co.	545
British American Tobacco PLC	292
Broadridge Financial Solutions, Inc.	322
Brookdale Senior Living, Inc.	471
BT Group PLC	5,275
Bunzl PLC	521
Cablevision Systems Corp.	886
Cadence Design Systems, Inc.	2,227
CAE, Inc.	2,015
Calloway Real Estate Investment Trust	2,453
Calpine Corp.	1,662
Cameco Corp.	888
Campbell Soup Co	342
Canadian Natural Resources Ltd.	519
Cap Gemini SA	682
CarMax, Inc.	323
Casino Guichard Perrachon SA	335
Caterpillar, Inc.	278
CBS Corp.	559
Celestica, Inc.	2,123
Celgene Corp.	196
CF Industries Holdings, Inc.	319
Charles Schwab Corp. (The)	1,656
Charter Communications, Inc.	109

8	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

Security Description	Shares
Cheniere Energy, Inc.	429
Chevron Corp.	388
China Everbright International Ltd.	10,397
China Petroleum & Chemical Corp.	31,082
China Resources Gas Group Ltd.	5,597
China State Construction International H	9,766
China Telecom Corp. Ltd.	60,514
China Unicom Hong Kong Ltd.	12,892
Chubb Corp. (The)	141
Chubu Electric Power Co., Inc.	3,120
Chugoku Electric Power Co., Inc. (The)	2,844
Cie Generale des Etablissements Michelin	375
CIMIC Group Ltd.	1,268
Cineplex, Inc.	707
Cintas Corp.	422
Citigroup, Inc.	838
Citrix Systems, Inc.	533
Coach, Inc.	1,224
Coca-Cola Enterprises, Inc.	579
Commonwealth Bank of Australia	814
Consolidated Edison, Inc.	878
Constellation Software, Inc./Canada	146
Corning, Inc.	1,676
CR Bard, Inc.	148
Credit Suisse Group AG	1,000
Crescent Point Energy Corp.	688
Croda International PLC	579
CVS Health Corp.	413
Daito Trust Construction Co., Ltd.	490
Deere & Co.	497
Dentsu, Inc.	624
Derwent London PLC	477
Deutsche Telekom AG	1,083
Discover Financial Services	771
DISH Network Corp.	332
Dollarama, Inc.	1,523
Dr Pepper Snapple Group, Inc.	289
Duke Realty Corp.	709
eBay, Inc.	458
Edwards Lifesciences Corp.	431
Eldorado Gold Corp.	6,508
Electrolux AB	1,098
Element Financial Corp.	1,103
Elementis PLC	3,072
Eli Lilly & Co.	393
Enbridge, Inc.ome Fund Holdings, Inc.	782
Endesa SA	2,154
Endo International PLC	464
Eni SpA	1,425
Equifax, Inc.	151
Expedia, Inc.	341
Ezion Holdings Ltd.	12,384
FactSet Research Systems, Inc.	103
Fastenal Co.	680
Federation Centres	8,073
First Solar, Inc.	283
FirstService Corp./Canada	402

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	9

Consolidated Portfolio of Investments

Security Description	Shares
Fluor Corp.	939
Foot Locker, Inc.	545
Fortis, Inc./Canada	1,191
Fortum OYJ	911
Franco-Nevada Corp.	576
Franklin Resources, Inc.	286
Freeport-McMoRan, Inc.	824
Fuji Electric Co., Ltd.	7,882
Fuji Media Holdings, Inc.	1,484
G4S PLC	3,317
Galliford Try PLC	584
Gartner, Inc.	345
Geely Automobile Holdings Ltd.	48,410
General Mills, Inc.	755
GKN PLC	3,034
GlaxoSmithKline PLC	611
Goldman Sachs Group, Inc. (The)	177
Goodyear Tire & Rubber Co. (The)	663
Google, Inc.	29
Great Wall Motor Co., Ltd.	4,096
Great-West Lifeco, Inc.	2,671
Greene King PLC	1,099
Guangzhou Baiyunshan Pharmaceutical Hold	4,818
Haier Electronics Group Co., Ltd.	6,075
Harman International Industries, Inc.	177
Harris Corp.	206
Hays PLC	5,541
Helmerich & Payne, Inc.	279
Hikari Tsushin, Inc.	569
Holcim Ltd.	325
Home Retail Group PLC	4,189
Hongkong Land Holdings Ltd.	1,932
Hoya Corp.	888
HSBC Holdings PLC	1,563
HUGO BOSS AG	260
Humana, Inc.	188
Huntington Bancshares, Inc./OH	3,107
IG Group Holdings PLC	1,409
Illinois Tool Works, Inc.	462
Illumina, Inc.	105
IMI PLC	737
Imperial Oil Ltd.	811
Inchcape PLC	1,837
Incitec Pivot Ltd.	4,670
Indivior PLC	7,207
Infineon Technologies AG	1,230
Ingredion, Inc.	198
Intact Financial Corp.	646
Integrys Energy Group, Inc.	246
Intel Corp.	962
Intesa Sanpaolo SpA	9,825
Intuit, Inc.	364
Investor AB	729
Iron Mountain, Inc.	597
Jarden Corp.	257
Jardine Cycle & Carriage Ltd.	534
JGC Corp.	862

10	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

Security Description	Shares
Jiangxi Copper Co., Ltd.	14,507
Jones Lang LaSalle, Inc.	133
Juniper Networks, Inc.	964
JX Holdings, Inc.	6,024
K+S AG	720
Kajima Corp.	3,351
Kellogg Co.	697
Kerry Group PLC	190
Keyera Corp.	1,246
Kimberly-Clark Corp.	139
Kinross Gold Corp.	12,125
KLA-Tencor Corp.	637
Klepierre	452
Kohl’s Corp.	232
Koninklijke Ahold NV	1,404
Koninklijke Philips NV	1,402
Koninklijke Vopak NV	264
Legg Mason, Inc.	353
Leggett & Platt, Inc.	479
Legrand SA	313
Lend Lease Group	1,631
Lonza Group AG	167
Madison Square Garden Co. (The)	247
Magna International, Inc.	1,400
ManpowerGroup, Inc.	204
Mapfre SA	4,022
Marriott International, Inc./MD	506
Masco Corp.	627
Mattel, Inc.	1,384
MeadWestvaco Corp.	811
Mediobanca SpA	1,807
Melrose Industries PLC	3,481
Merck KGaA	328
Methanex Corp.	861
MGM China Holdings Ltd.	10,394
Mitsubishi Chemical Holdings Corp.	4,230
Mitsubishi Corp.	736
Mitsubishi Motors Corp.	2,706
Monsanto Co.	184
Monster Beverage Corp.	188
Moody’s Corp.	168
Mosaic Co. (The)	503
Motorola Solutions, Inc.	591
MSCI, Inc.	405
MTR Corp. Ltd.	5,565
MTU Aero Engines AG	190
Munich Re	191
Murphy Oil Corp.	605
National Grid PLC	1,101
National Oilwell Varco, Inc.	585
New York Community Bancorp, Inc.	1,963
Newcrest Mining Ltd.	3,995
Nexon Co., Ltd.	3,733
NH Foods Ltd.	1,569
NIKE, Inc.	358
Nippon Express Co., Ltd.	10,103
Nissan Chemical Industries Ltd.	1,898

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	11

Consolidated Portfolio of Investments

Security Description	Shares
Nomura Holdings, Inc.	8,705
Nomura Research Institute Ltd.	830
Norfolk Southern Corp.	144
Northrop Grumman Corp.	144
Novion Property Group	10,587
Novo Nordisk A/S	532
Oil Search Ltd.	2,682
Onex Corp.	352
O’Reilly Automotive, Inc.	200
Orient Overseas International Ltd.	3,011
Pall Corp.	159
Pandora A/S	726
Parker-Hannifin Corp.	168
PartnerRe Ltd.	210
Patterson Cos, Inc.	297
Petrofac Ltd.	1,070
Pirelli & C. SpA	1,953
Platinum Asset Management Ltd.	8,093
Potash Corp. of Saskatchewan, Inc.	1,078
Prada SpA	2,569
Prysmian SpA	1,149
Public Storage	89
Qantas Airways Ltd.	9,691
QUALCOMM, Inc.	333
Rakuten, Inc.	1,499
Ramsay Health Care Ltd.	903
Randstad Holding NV	228
Recruit Holdings Co., Ltd.	490
Regeneron Pharmaceuticals, Inc.	84
RioCan Real Estate Investment Trust	1,845
Ritchie Bros Auctioneers, Inc.	535
Rolls-Royce Holdings PLC	2,454
Ross Stores, Inc.	382
Royal Mail PLC	2,679
SABMiller PLC	262
Safran SA	584
Saipem SpA	1,675
Sanofi	404
Saputo, Inc.	1,108
Scripps Networks Interactive, Inc.	341
Seadrill Ltd.	2,239
Securitas AB	1,166
Sekisui Chemical Co., Ltd.	2,838
Seven Bank Ltd.	3,080
Shaftesbury PLC	1,411
Sharp Corp./Japan	12,899
Sherwin-Williams Co. (The)	58
Shimano, Inc.	156
Singapore Exchange Ltd.	3,217
Sirius XM Holdings, Inc.	6,719
Skanska AB	2,234
Snam SpA	3,162
Spectris PLC	702
Stantec, Inc.	956
Staples, Inc.	990
Statoil ASA	2,752
Stryker Corp.	283

12	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

Security Description	Shares
Suez Environnement Co.	1,502
Sulzer AG	164
Sumitomo Corp.	2,253
Sun Art Retail Group Ltd.	22,624
Sunrise Communications Group AG	173
Suzuki Motor Corp.	812
Swiss Re AG	374
T Rowe Price Group, Inc.	369
Tahoe Resources, Inc.	1,734
Target Corp.	294
Tate & Lyle PLC	1,577
TD Ameritrade Holding Corp.	539
TDK Corp.	542
Telecom Italia SpA	27,102
Telstra Corp. Ltd.	11,810
Tencent Holdings Ltd.	1,103
Terna Rete Elettrica Nazionale SpA	7,915
Thomas Cook Group PLC	10,353
ThyssenKrupp AG	1,641
Time Warner, Inc.	275
Tokyo Gas Co., Ltd.	4,361
Tosoh Corp.	7,328
TransAlta Corp.	2,633
Transocean Ltd.	1,348
Transurban Group	2,978
Travelers Cos, Inc. (The)	348
Tsingtao Brewery Co., Ltd.	2,991
Tyco International PLC	1,079
Umicore SA	869
Unilever PLC	341
United Therapeutics Corp.	156
UnitedHealth Group, Inc.	185
UPM-Kymmene OYJ	1,079
Valeant Pharmaceuticals International In	181
Veolia Environnement SA	1,132
VeriSign, Inc.	478
VF Corp.	310
Vinci SA	849
Visa, Inc.	527
Vivendi SA	1,146
Vodafone Group PLC	6,663
Volkswagen AG	61
Walt Disney Co. (The)	148
Wells Fargo & Co.	547
Wesfarmers Ltd.	844
Westlake Chemical Corp.	274
Whole Foods Market, Inc.	405
William Hill PLC	2,482
Wilmar International Ltd.	6,784
Woodside Petroleum Ltd.	1,097
WR Grace & Co.	309
Wynn Macau Ltd.	10,044
Wynn Resorts Ltd.	168
Yahoo!, Inc.	698
Yangzijiang Shipbuilding Holdings Ltd.	28,146
Yum! Brands, Inc.	221
Zions Bancorporation	628
Zoomlion Heavy Industry Science and Tech	32,759

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	13

Consolidated Portfolio of Investments

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Short Index as of April 30, 2015.

Security Description	Shares
MS Global Equity Short Index
AAC Technologies Holdings, Inc.	2,727
ABB Ltd.	1,174
Abbott Laboratories	603
Activision Blizzard, Inc.	1,591
Adecco SA	383
Advance Auto Parts, Inc.	166
Affiliated Managers Group, Inc.	177
AGL Energy Ltd.	2,079
Air Products & Chemicals, Inc.	132
Airgas, Inc.	242
Akamai Technologies, Inc.	223
Alfa Laval AB	2,141
Alliance Data Systems Corp.	109
Alps Electric Co., Ltd.	1,073
Altria Group, Inc.	306
American Tower Corp.	386
Anglo American PLC	1,282
Asics Corp.	877
ASML Holding NV	188
Assa Abloy AB	524
Assicurazioni Generali SpA	2,668
Associated British Foods PLC	462
AstraZeneca PLC	309
Atos SE	318
Aurizon Holdings Ltd.	10,781
Australia & New Zealand Banking Group Lt	993
Autodesk, Inc.	496
Avago Technologies Ltd.	161
Avis Budget Group, Inc.	276
Aviva PLC	2,359
Balfour Beatty PLC	5,512
Baloise Holding AG	171
Bank of New York Mellon Corp. (The)	692
Bank of Nova Scotia (The)	1,145
Barratt Developments PLC	2,120
Bayer AG	284
Best Buy Co., Inc.	619
Biogen, Inc.	41
BioMarin Pharmaceutical, Inc.	244
BlackBerry Ltd.	4,697
Boliden AB	782
Boston Scientific Corp.	3,381
Bouygues SA	1,449
Brenntag AG	311
Brilliance China Automotive Holdings Ltd.	10,268
Broadcom Corp.	978
Brown-Forman Corp.	329
CA, Inc.	604
Calbee, Inc.	601
Cameron International Corp.	512
Canadian Imperial Bank of Commerce/Canad	395

14	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

Security Description	Shares
Canadian National Railway Co.	577
Canadian Pacific Railway Ltd.	159
Canadian Tire Corp., Ltd.	591
Canadian Utilities Ltd.	1,348
Canfor Corp.	1,194
Capita PLC	1,216
Capital One Financial Corp.	243
Carlsberg A/S	778
Carnival PLC	473
Catamaran Corp.	631
CCL Industries, Inc.	385
Cenovus Energy, Inc.	911
Centrica PLC	5,076
CGI Group, Inc.	1,293
CH Robinson Worldwide, Inc.	254
China Medical System Holdings Ltd.	10,401
China National Building Material Co., Ltd.	20,728
China Resources Power Holdings Co., Ltd.	7,432
CI Financial Corp.	1,417
CK Hutchison Holdings Ltd.	1,000
CLP Holdings Ltd.	2,121
CME Group, Inc./IL	194
CMS Energy Corp.	573
Cobham PLC	3,494
Coca-Cola Amatil Ltd.	2,940
Cochlear Ltd.	350
Cognizant Technology Solutions Corp.	312
Coloplast A/S	205
Computershare Ltd.	2,420
ConAgra Foods, Inc.	1,232
CONSOL Energy, Inc.	995
Constellation Brands, Inc.	341
Cooper Cos, Inc. (The)	104
Credit Agricole SA	1,265
Daiwa Securities Group, Inc.	5,064
Danaher Corp.	288
Delhaize Group SA	196
Delta Air Lines, Inc.	493
Deutsche Boerse AG	332
Deutsche Post AG	583
Dollar General Corp.	309
Dollar Tree, Inc.	231
Dominion Resources, Inc./VA	275
Dover Corp.	307
DR Horton, Inc.	723
Drax Group PLC	3,225
DSV A/S	621
DTE Energy Co.	472
Duke Energy Corp.	235
E.ON SE	1,797
Eastman Chemical Co.	298
Ecolab, Inc.	489
EDP—Energias de Portugal SA	4,571
Eiffage SA	252
Electricite de France SA	1,930
Emera, Inc.	1,599
Enagas SA	756

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	15

Consolidated Portfolio of Investments

Security Description	Shares
Enbridge, Inc.	356
Enel SpA	5,518
Energizer Holdings, Inc.	181
Essentra PLC	1,080
Essilor International SA	156
Experian PLC	1,116
FamilyMart Co., Ltd.	366
Fast Retailing Co., Ltd.	51
Ferrovial SA	1,605
Fidelity National Information Services I	276
Finmeccanica SpA	2,853
First Quantum Minerals Ltd.	2,681
FirstEnergy Corp.	576
Fiserv, Inc.	232
FleetCor Technologies, Inc.	219
Fletcher Building Ltd.	6,154
FMC Corp.	351
Fresenius Medical Care AG & Co. KGaA	262
FUJIFILM Holdings Corp.	491
Galaxy Entertainment Group Ltd.	4,287
GEA Group AG	791
General Electric Co.	1,106
General Growth Properties, Inc.	987
George Weston Ltd.	736
Glencore PLC	4,933
Goldcorp, Inc.	3,131
Grifols SA	931
H&R Block, Inc.	607
Hamamatsu Photonics KK	873
Hang Seng Bank Ltd.	939
Hartford Financial Services Group, Inc./Th	1,118
Health Care REIT, Inc.	333
HeidelbergCement AG	485
Hengan International Group Co., Ltd.	1,773
Hershey Co. (The)	212
Hitachi High-Technologies Corp.	775
HK Electric Investments & HK Electric In	26,673
HKT Trust & HKT Ltd.	13,595
Hologic, Inc.	611
Honda Motor Co., Ltd.	484
Husky Energy, Inc.	756
ICAP PLC	2,173
IGM Financial, Inc.	1,430
IHS, Inc.	453
Iida Group Holdings Co., Ltd.	1,566
Iliad SA	161
Incyte Corp.	252
Inditex SA	1,154
Industrial Alliance Insurance & Financia	1,265
ING Groep NV	1,427
Ingersoll-Rand PLC	273
Inmarsat PLC	1,609
Inpex Corp.	1,811
Interactive Brokers Group, Inc.	469
Intercontinental Exchange, Inc.	133
International Flavors & Fragrances, Inc.	367
Intu Properties PLC	3,545

16	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

Security Description	Shares
Japan Airlines Co., Ltd.	539
JB Hunt Transport Services, Inc.	375
Jean Coutu Group PJC, Inc. (The)	1,320
Johnson Controls, Inc.	568
JPMorgan Chase & Co.	843
Julius Baer Group Ltd.	336
Kansai Electric Power Co., Inc. (The)	2,701
Kansai Paint Co., Ltd.	2,178
KBC Groep NV	242
Keikyu Corp.	2,269
Keppel Corp., Ltd.	2,863
Kering	271
Keurig Green Mountain, Inc.	152
Kintetsu Group Holdings Co., Ltd.	6,439
Kobe Steel Ltd.	13,051
Kone OYJ	709
Koninklijke DSM NV	699
Kuraray Co., Ltd.	1,225
Kyowa Hakko Kirin Co., Ltd.	1,211
Kyushu Electric Power Co., Inc.	1,858
Lafarge SA	367
Lawson, Inc.	495
Legal & General Group PLC	4,395
Lennar Corp.	888
Lenovo Group Ltd.	12,717
Liberty Media Corp.	811
Linamar Corp.	550
Lincoln National Corp.	466
Linde AG	85
Linear Technology Corp.	531
Lonmin PLC	53
L’Oreal SA	134
Lundin Mining Corp.	5,890
LVMH Moet Hennessy Louis Vuitton SE	111
Macerich Co. (The)	202
Macquarie Group Ltd.	630
Macy’s, Inc.	240
Manulife Financial Corp.	1,889
Marine Harvest ASA	1,986
Martin Marietta Materials, Inc.	172
Marubeni Corp.	2,662
Maxim Integrated Products, Inc.	571
McKesson Corp.	379
Mediaset SpA	7,642
Mediolanum SpA	3,403
MEIJI Holdings Co., Ltd.	166
Merck & Co, Inc.	371
MetLife, Inc.	617
METRO AG	526
Mettler-Toledo International, Inc.	58
MGM Resorts International	2,561
Microchip Technology, Inc.	400
Mirvac Group	20,373
Mitsubishi Electric Corp.	2,161
Mitsui Fudosan Co., Ltd.	899
Mitsui OSK Lines Ltd.	4,452
Mondelez International, Inc.	849

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	17

Consolidated Portfolio of Investments

Security Description	Shares
Murata Manufacturing Co., Ltd.	236
Mylan NV	532
NASDAQ OMX Group, Inc. (The)	451
National Australia Bank Ltd.	1,373
Nestle SA	243
NetApp, Inc.	800
Netflix, Inc.	54
News Corp.	1,169
NextEra Energy, Inc.	248
Nippon Paint Holdings Co., Ltd.	439
Nippon Television Holdings, Inc.	1,529
NiSource, Inc.	379
Nissan Motor Co., Ltd.	1,579
Nissin Foods Holdings Co., Ltd.	406
Nitori Holdings Co., Ltd.	371
Nitto Denko Corp.	294
NOK Corp.	701
Nokia OYJ	2,450
Nordea Bank AB	1,267
Nordstrom, Inc.	238
Northern Trust Corp.	473
Novartis AG	196
Nucor Corp.	367
Ocado Group PLC	3,216
Omnicare, Inc.	262
OMV AG	987
Open Text Corp.	878
Oracle Corp. Japan	547
Orica Ltd.	2,523
Osaka Gas Co., Ltd.	6,002
PACCAR, Inc.	305
Palo Alto Networks, Inc.	242
Peugeot SA	1,067
PG&E Corp.	724
Philip Morris International, Inc.	266
PICC Property & Casualty Co., Ltd.	9,179
Polaris Industries, Inc.	245
Power Corp. of Canada	843
PPG Industries, Inc.	106
Priceline Group, Inc. (The)	16
Principal Financial Group, Inc.	471
Prologis, Inc.	584
PVH Corp.	516
QBE Insurance Group Ltd.	3,818
Quebecor, Inc.	936
Range Resources Corp.	764
Reckitt Benckiser Group PLC	176
Red Electrica Corp. SA	431
Repsol SA	1,039
Restaurant Brands International, Inc.	1,189
Restaurant Group PLC (The)	2,034
Rio Tinto Ltd.	862
Rockwell Automation, Inc.	174
Rogers Communications, Inc.	1,713
Royal Caribbean Cruises Ltd.	322
Royal Dutch Shell PLC	664
Santos Ltd.	7,047

18	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

Security Description	Shares
SAP SE	308
SATS Ltd.	8,631
SBA Communications Corp.	254
Scentre Group	13,330
Schibsted ASA	341
Sealed Air Corp.	824
Seek Ltd.	1,815
Segro PLC	2,900
Shanghai Fosun Pharmaceutical Group Co. L	5,340
Shaw Communications, Inc.	1,188
Shenzhou International Group Holdings Lt	3,474
Sihuan Pharmaceutical Holdings Group Ltd.	30,248
Singapore Telecommunications Ltd.	6,062
SJM Holdings Ltd.	13,501
Skandinaviska Enskilda Banken AB	1,636
Snap-on, Inc.	158
Solvay SA	291
Sonic Healthcare Ltd.	2,621
Sonova Holding AG	215
Sony Corp.	902
Sony Financial Holdings, Inc.	1,032
Spectra Energy Corp.	750
Splunk, Inc.	574
Sprint Corp.	6,188
Standard Life PLC	2,516
Stanley Black & Decker, Inc.	443
Stanley Electric Co., Ltd.	685
State Street Corp.	528
Stericycle, Inc.	159
Stora Enso OYJ	1,913
Sun Life Financial, Inc.	1,093
Suncor Energy, Inc.	563
Suntory Beverage & Food Ltd.	408
SunTrust Banks, Inc.	454
Svenska Cellulosa AB SCA	1,936
Swatch Group AG (The)	71
Swatch Group AG (The)	190
Symantec Corp.	792
Symrise AG	462
Taisei Corp.	2,891
Techtronic Industries Co., Ltd.	5,288
Tele2 AB	4,860
Telefonica Deutschland Holding AG	2,929
Telefonica SA	1,951
Tenaris SA	2,298
Thermo Fisher Scientific, Inc.	330
Tiffany & Co.	829
TJX Cos, Inc. (The)	248
Toho Co., Ltd./Tokyo	1,029
Tohoku Electric Power Co., Inc.	2,064
Tokyu Fudosan Holdings Corp.	3,755
TonenGeneral Sekiyu KK	2,291
Toronto-Dominion Bank (The)	1,367
Toshiba Corp.	5,759
TOTAL SA	699
Toyota Tsusho Corp.	597
Tractor Supply Co.	375

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	19

Consolidated Portfolio of Investments

Security Description	Shares
TransCanada Corp.	379
Tullow Oil PLC	4,148
Turquoise Hill Resources Ltd.	10,422
Twenty-First Century Fox, Inc.	1,403
Twitter, Inc.	786
Tyson Foods, Inc.	1,047
UCB SA	550
Under Armour, Inc.	191
United Continental Holdings, Inc.	272
United Internet AG	412
US Bancorp/MN	458
USS Co., Ltd.	1,008
Valeo SA	212
Varian Medical Systems, Inc.	205
Verisk Analytics, Inc.	399
Vertex Pharmaceuticals, Inc.	243
Vestas Wind Systems A/S	700
Vornado Realty Trust	324
Vulcan Materials Co.	288
Wabtec Corp./DE	197
Walgreens Boots Alliance, Inc.	246
Want Want China Holdings Ltd.	16,758
Wartsila OYJ Abp	639
West Fraser Timber Co., Ltd.	291
Western Digital Corp.	188
Westpac Banking Corp.	1,368
WH Group Ltd.	36,342
Wirecard AG	540
Woolworths Ltd.	1,723
Xilinx, Inc.	778
Zurich Insurance Group AG	71

See notes to consolidated financial statements.

20	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Portfolio of Investments

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

April 30, 2015 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,999,931)	$2,999,931
Affiliated issuers (cost $14,573,640)	14,573,640
Cash	23,641
Cash collateral due from broker	647,607
Unrealized appreciation on forward currency exchange contracts	190,882
Receivable for terminated total return swaps	91,418
Prepaid expenses	65,173
Unrealized appreciation on variance swaps	34,114
Receivable due from Adviser	20,977
Receivable for variation margin on exchange-traded derivatives	15,316
Unrealized appreciation on inflation swaps	1,809
Dividends receivable	1,233

Total assets	18,665,741

Liabilities
Unrealized depreciation on forward currency exchange contracts	443,411
Unrealized depreciation on variance swaps	37,326
Payable for terminated total return swaps	7,740
Transfer Agent fee payable	1,872
Distribution fee payable	10
Accrued expenses	127,914

Total liabilities	618,273

Net Assets	$18,047,468

Composition of Net Assets
Capital stock, at par	$180
Additional paid-in capital	17,999,820
Accumulated net investment loss	(111,402)
Accumulated net realized gain on investment and foreign currency transactions	259,258
Net unrealized depreciation on foreign currency denominated assets and liabilities	(100,388)

$18,047,468

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,022	1,000	$10.02	*

C	$10,011	1,000	$10.01

Advisor	$18,027,435	1,798,000	$10.03

*	The maximum offering price per share for Class A shares was $10.46 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	21

Consolidated Statement of Assets & Liabilities

CONSOLIDATED STATEMENT OF OPERATIONS

For the Period March 9, 2015(a) to April 30, 2015 (unaudited)

Investment Income
Dividends—Affiliated issuers	$2,141
Interest	189	$2,330

Expenses
Advisory fee (see Note B)	26,042
Distribution fee—Class A	4
Distribution fee—Class C	14
Transfer agency—Class A	1
Transfer agency—Class C	1
Transfer agency—Advisor Class	1,870
Administrative	22,967
Custodian	21,434
Audit and tax	18,800
Amortization of offering expenses	10,827
Legal	5,984
Printing	3,983
Directors’ fees	835
Miscellaneous	932

Total expenses before expense on securities sold short	113,694
Dividend expense on securities sold short	79,860

Total expenses	193,554
Less: expenses waived and reimbursed by the Adviser (see Note B)	(79,822)

Net expenses		113,732

Net investment loss		(111,402)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Futures		44,627
Swaps		206,065
Foreign currency transactions		8,566
Net change in unrealized appreciation/depreciation of:
Futures		153,544
Swaps		(1,403)
Foreign currency denominated assets and liabilities		(252,529)

Net gain on foreign currency transactions		158,870

Net Increase in Net Assets from Operations		$47,468

(a)	Commencement of operations.

See notes to consolidated financial statements.

22	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Statement of Operations

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	March 9, 2015(a) to April 30, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(111,402)
Net realized gain on investment transactions and foreign currency transactions	259,258
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(100,388)

Net increase in net assets from operations	47,468
Capital Stock Transactions
Net increase	18,000,000

Total increase	18,047,468
Net Assets
Beginning of period	– 0	–

End of period (including accumulated net investment loss of ($111,402))	$18,047,468

(a)	Commencement of operations.

See notes to consolidated financial statements.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	23

Consolidated Statement of Changes in Net Assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

April 30, 2015 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of 26 portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select U.S. Equity Portfolio, AB All Market Growth Portfolio (formerly AB Dynamic All Market Portfolio), AB Select U.S. Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio, AB All Market Income Portfolio, AB All Market Alternative Return Portfolio and AB Concentrated International Growth Fund (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio and AB Select U.S. Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operations on November 12, 2014. AB Emerging Markets Growth Portfolio commenced operations on November 13, 2014. AB Small Cap Value Portfolio commenced operations on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced operations on December 15, 2014. AB All Market Income Portfolio commenced operations on December 19, 2014. AB All Market Alternative Return Portfolio commenced operations on March 9, 2015. AB Concentrated International Growth Fund commenced operations on April 15, 2015. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Alternative Return Portfolio (the “Portfolio”). As part of the Portfolio’s investment strategy, the Portfolio seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Alternative Return (Cayman) Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). The Portfolio and the Subsidiary commenced operations on March 9, 2015. The Portfolio is the sole shareholder of the Subsidiary and it is intended that the Portfolio will remain the sole shareholder

24	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of April 30, 2015, net assets of the Portfolio were $18,047,468, of which $2,087,379, or 12%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of AB All Market Alternative Return Portfolio and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. As of April 30, 2015, AllianceBernstein L.P. (the “Adviser”), was the sole shareholder of Class A, Class C and Advisor Class shares. No shares of Class B, Class R, Class K, Class I, Class Z, Class 1 and Class 2 have been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	25

Notes to Consolidated Financial Statements

the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original tern to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

26	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	27

Notes to Consolidated Financial Statements

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$14,573,640		$	– 0	–	$	– 0	–	$14,573,640
U.S. Treasury Bills	– 0	–		2,999,931			– 0	–	2,999,931

Total Investments in Securities	14,573,640			2,999,931			– 0	–	17,573,571
Other Financial Instruments*:
Assets:
Futures	429,680			417			– 0	–	430,097	#
Forward Currency Exchange Contracts	– 0	–		190,882			– 0	–	190,882
Inflation (CPI) Swaps	– 0	–		1,809			– 0	–	1,809
Variance Swaps	– 0	–		34,114			– 0	–	34,114
Liabilities:
Futures	(276,552)			– 0	–		– 0	–	(276,552	)#
Forward Currency Exchange Contracts	– 0	–		(443,411)			– 0	–	(443,411)
Variance Swaps	– 0	–		(37,326)			– 0	–	(37,326)

Total^	$14,726,768			$2,746,416		$	– 0	–	$17,473,184

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

#	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the consolidated portfolio of investments.

^	There were no transfers between any levels during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of

28	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	29

Notes to Consolidated Financial Statements

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income (or dividend expense) is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income (or interest expense) is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $76,000 were deferred and amortized on a straight line basis over a one year period starting from March 9, 2015 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of 1.00% of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.55%, 2.30%, and 1.30% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively. Any fees waived and expenses borne by the Adviser may be

30	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the net fee percentage set forth in the preceding sentence. The Expense Caps may not be terminated before March 4, 2016. For the period ended April 30, 2015, such reimbursement/waivers amounted to $56,855.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the period ended April 30, 2015, the Adviser voluntarily agreed to waive such fees amounted to $22,967.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $17 for the period ended April 30, 2015.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolio that it has retained front-end sales charges of $1,068 from the sale of Class A shares and received $8 and $380 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended April 30, 2015.

The Portfolios may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Portfolio’s transactions in shares of the Government STIF Portfolio for the period ended April 30, 2015 is as follows:

Market Value March 9, 2015(a) (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value April 30, 2015 (000)	Dividend Income (000)
$ – 0	–	$31,014	$16,440	$14,574	$2

(a)	Commencement of operations.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	31

Notes to Consolidated Financial Statements

Brokerage commissions paid on investment transactions for the period ended April 30, 2015 amounted to $0, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Portfolios has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Portfolio’s average daily net assets attributable to Class A shares and 1% of the Portfolio’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolio’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amounts of $-0- for Class C shares, respectively. While such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D

Investment Transactions

There were no purchases and sales of investment securities for the period ended April 30, 2015.

At April 30, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential

32	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

movements in the market. The Portfolio bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the period ended April 30, 2015, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	33

Notes to Consolidated Financial Statements

loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended April 30, 2015, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets and currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of

34	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

swaps. Upfront premiums paid or received are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

During the period ended April 30, 2015, the Portfolio held inflation (CPI) swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the period ended April 30, 2015, the Portfolio held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Portfolio may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the period ended April 30, 2015, the Portfolio held variance swaps for hedging and non-hedging purposes.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	35

Notes to Consolidated Financial Statements

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At April 30, 2015, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$104,564	*	Receivable/Payable for variation margin on exchange-traded derivatives	$75,440	*

Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	417	*	Receivable/Payable for variation margin on exchange-traded derivatives	444	*

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Notes to Consolidated Financial Statements

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$325,115	*	Receivable/Payable for variation margin on exchange-traded derivatives	$200,668	*

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	190,882		Unrealized depreciation on forward currency exchange contracts	443,411

Interest rate contracts	Unrealized appreciation on inflation swaps	1,809

Equity contracts	Unrealized appreciation on variance swaps	34,114		Unrealized depreciation on variance swaps	37,326

Total		$656,901			$757,289

*	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the consolidated portfolio of investments.

The effect of derivative instruments on the consolidated statement of operations for the period ended April 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$72,796		$29,124

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	– 0	–	(27)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(28,169)		124,447

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	37

Notes to Consolidated Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives			Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$	– 0	–	$(252,529)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps		– 0	–	1,809

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps		206,065		(3,212)

Total			$250,692		$(100,388)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the period ended April 30, 2015:

Futures:
Average original value of buy contracts	$16,605,430
Average original value of sale contracts	$15,976,463

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$10,104,928
Average principal amount of sale contracts	$11,117,473

Inflation Swaps:
Average notional amount	$1,800,000	(a)

Total Return Swaps:
Average notional amount	$55,181,767

Variance Swaps:
Average notional amount	$409,044

(a)	Positions were open for less than one month during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

38	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Portfolio as of April 30, 2015:

AB All Market Alternative Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$14,065	$	– 0	–	$	– 0	–	$	– 0	–	$14,065

Total	$14,065	$	– 0	–	$	– 0	–	$	– 0	–	$14,065

OTC Derivatives:
Bank of America, NA	$11,761	$	– 0	–	$	– 0	–	$	– 0	–	$11,761
Citibank, NA	16,924		(16,924)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	1,809		– 0	–		– 0	–		– 0	–	1,809
Goldman Sachs International	1,935		– 0	–		– 0	–		– 0	–	1,935
Morgan Stanley Capital Services LLC	3,494		(298)			– 0	–		– 0	–	3,196
State Street Bank & Trust Co.	191,406		(191,406)			– 0	–		– 0	–	– 0	–

Total	$227,329		$(208,628)		$	– 0	–	$	– 0	–	$18,701	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
OTC Derivatives:
Citibank, NA	$37,028		$(16,924)		$	– 0	–		$(20,104)		$ – 0	–
Morgan Stanley Capital Services LLC	298		(298)			– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	443,935		(191,406)			– 0	–		– 0	–	252,529

Total	$481,261		$(208,628)		$	– 0	–		$(20,104)		$252,529	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash has been posted for initial margin requirements for exchange traded derivatives outstanding at April 30, 2015.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	39

Notes to Consolidated Financial Statements

AB All Market Alternative Return (Cayman) Ltd.,

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC**	$1,250	$	– 0	–	$	– 0	–	$	– 0	–	$1,250

Total	$1,250	$	– 0	–	$	– 0	–	$	– 0	–	$1,250

**	Cash has been posted for initial margin requirements for exchange traded derivatives outstanding at April 30, 2015.

2. Currency Transactions

The Portfolio may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares	Amount
	March 9, 2015(a) to April 30, 2015 (unaudited)	March 9, 2015(a) to April 30, 2015 (unaudited)

Class A
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Class C
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Advisor Class
Shares sold	1,798,000	$17,980,000

Net increase	1,798,000	$17,980,000

(a)	Commencement of operations.

40	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

NOTE F

Risks Involved in Investing in the Portfolio

Allocation Risk—The allocation of the Portfolio’s assets among different strategies and asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing better or worse than others.

Derivatives Risk—Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	41

Notes to Consolidated Financial Statements

Event Driven Risk—Event Driven investing requires the Adviser to make predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result.

Diversification Risk—The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G

Tax Information

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These capital loss carryforwards will retain their character as either short-term or long-term capital losses.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

42	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Notes to Consolidated Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
March 9, 2015(a) to April 30, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.07)
Net realized and unrealized gain on investment and foreign currency transactions	.09

Net increase in net asset value from operations	.02

Net asset value, end of period	$ 10.02

Total Return
Total investment return based on net asset value(d)	.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)^	4.62%
Expenses, before waivers/reimbursements(e)^	7.73%
Net investment loss(b)^	(4.56)%
Portfolio turnover rate	0%

See footnote summary on page 45.

AB ALL MARKET ALTERNATIVE RETURN •	43

Consolidated Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
March 9, 2015(a) to April 30, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.08)
Net realized and unrealized gain on investment and foreign currency transactions	.09

Net increase in net asset value from operations	.01

Net asset value, end of period	$ 10.01

Total Return
Total investment return based on net asset value(d)	.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)^	5.36%
Expenses, before waivers/reimbursements(e)^	8.48%
Net investment loss(b)^	(5.33)%
Portfolio turnover rate	0%

See footnote summary on page 45.

44	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Consolidated Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
March 9, 2015(a) to April 30, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.06)
Net realized and unrealized gain on investment and foreign currency transactions	.09

Net increase in net asset value from operations	.03

Net asset value, end of period	$ 10.03

Total Return
Total investment return based on net asset value(d)	.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,027
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)^	4.37%
Expenses, before waivers/reimbursements(e)^	7.43%
Net investment loss(b)^	(4.28)%
Portfolio turnover rate	0%

(a)	Commencement of operations.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude expenses on securities sold short:

March 9, 2015(a) to April 30, 2015 (unaudited)
Class A
Net of waivers^	1.55%
Before waivers^	4.66%
Class C
Net of waivers^	2.30%
Before waivers^	5.41%
Advisor Class
Net of waivers^	1.30%
Before waivers^	4.37%

^	Annualized.

See notes to consolidated financial statements.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	45

Consolidated Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Brian T. Brugman(2), Vice President Daniel J. Loewy(2), Vice President Vadim Zlotnikov(2), Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Emilie D. Wrapp, Secretary Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund are made by its senior investment management team. Messrs. Brugman, Loewy, and Zlotnikov are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

46	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Board of Directors

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Fund”) unanimously approved the Fund’s Advisory Agreement with the Adviser in respect of AB All Market Alternative Return Portfolio (the “Portfolio”) for an initial two-year period at a meeting held on November 3-6, 2014.

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee in the Advisory Agreement. The directors also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AB Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	47

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio manager and other members of the investment team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided to the Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements will require the directors’ approval on a quarterly basis and, to the extent requested and paid, will result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Portfolio had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Portfolio. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Portfolio and that the Portfolio was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio, including, but not limited, to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from brokers that execute transactions for certain clients, including the Portfolio); 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares; transfer agency fees to be paid by the Portfolio to a wholly owned subsidiary of the Adviser; and brokerage commissions to be paid by the Portfolio to brokers affiliated with the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors also understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

Investment Results

Since the Portfolio had not yet commenced operations and there were no existing AllianceBernstein funds with the same investment style as the Portfolio, no

48	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

performance or other historical information for the Portfolio was available from the Adviser. Based on the Adviser’s written and oral presentations regarding the management of the Portfolio and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Portfolio and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a hypothetical common asset level of $250 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The information reviewed by the directors showed that, at the Portfolio’s hypothetical size of $250 million, its proposed contractual advisory fee rate of 100 basis points was the same as the Lipper expense group median.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors also reviewed the Senior Officer’s independent evaluation, in which the Senior Officer concluded that the proposed advisory fee was reasonable.

The directors considered the estimated total expense ratio of the Class A shares of the Portfolio assuming $250 million in assets under management in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio.

The directors also considered the proposed expense limitation between the Adviser and the Fund of 1.55% for the Class A shares of the Portfolio for an initial period to end one year after commencement of the Portfolio’s public offering. Under the expense limitation agreement with the Adviser, if the Portfolio’s uncapped expenses for the Class A Shares were to fall below 1.55%, the Adviser would be able to recoup all or a portion of the fees it had previously waived until the end of three fiscal years after the fiscal period in which amounts were waived or reimbursed. The Adviser informed the directors that the Portfolio’s uncapped expenses were expected to fall to the level of the expense cap when net assets reached approximately $240 million.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	49

The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the anticipated expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The directors noted that the Portfolio may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures or to “equitize” cash inflows pending purchases of underlying securities, that the proposed advisory fee for the Portfolio was based on services to be provided that will be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Portfolio may in the future invest.

The directors recognized that the Adviser’s total compensation from the Portfolio pursuant to the Advisory Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Advisory Agreement, and that the impact of such expense reimbursement would depend on the size of the Portfolio and the extent to which the Adviser requests reimbursements pursuant to this provision.

The information reviewed by the directors showed that the Portfolio’s anticipated expense ratio of 154 basis points (which was lower than the 155 basis point expense cap) was higher than the Expense Group and the Expense Universe medians. The directors concluded that the Portfolio’s anticipated expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Portfolio does not contain breakpoints, and that they had discussed their strong preference, and that of the Senior Officer, for breakpoints in advisory contracts with the Adviser. They considered the Adviser’s position that the Portfolio’s proposed advisory fee of 100 basis points was the same as the Expense Group median. Of the six other funds in the Portfolio’s Expense Group two had no breakpoints and two other funds had advisory fees where the lowest fee rate was higher than the Portfolio’s proposed fee rate. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2014 meetings. The directors believe that economies of scale may be realized (if at all) by the

50	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Portfolio’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	51

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of All Market Alternative Return Portfolio (the “Portfolio”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of this summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed initial approval of the Investment Advisory Agreement.

The Portfolio’s investment objective is long-term growth of capital. The Adviser seeks to achieve this objective through a number of Strategies. The Portfolio will utilize the Adviser’s fundamental and quantitative research to identify and implement Strategies that in the aggregate are expected to deliver moderate absolute returns3 with low correlation to traditional asset classes such as equity and fixed income. The Adviser seeks to identify tactical investment opportunities within and across the Strategies and actively adjust the Portfolio’s exposure to each Strategy and to different approaches within each Strategy to enhance returns and control risks. The primary Strategies will be: (1) Equity Hedge; (2) Relative Value; (3) Macro; and (4) Event Driven (collectively, the “Strategies”).

Equity Hedge: The Equity Hedge Strategy involves taking long positions in certain securities or instruments in the expectation that they will increase in value and taking short positions in other securities or instruments in the expectation that they will decrease in value. The Portfolio may take long and short positions through direct purchase of securities and/or through derivatives. Under this Strategy, the Adviser may consider different factors, such as valuation and price momentum, in determining the securities and instruments in which to take long and short positions. This Strategy may invest in one or more countries, and may focus on a specified sector, industry or market capitalization at any given time.

1	The Senior Officer’s fee evaluation was completed on October 23, 2014 and discussed with the Board of Directors on November 4-6, 2014.

2	Future references to the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

3	Returns of a magnitude that can be expected from a balanced portfolio of equity and fixed income securities.

52	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Relative Value: The Relative Value Strategy seeks to identify and benefit from price discrepancies between and among various currencies, interest rates, credit instruments and commodities. This Strategy will attempt to exploit these discrepancies through long and short positions in related assets. This Strategy may also invest in volatility derivatives related to currencies, interest rates, credit instruments and commodities.

Macro: The Macro Strategy aims to identify and exploit opportunities across global asset classes, which may be represented by indexes.4 This Strategy is driven primarily by considerations relating to asset classes and countries, including considerations of a macroeconomic or technical nature, rather than “bottom-up” individual security analysis. As part of this Strategy, the Portfolio may invest in all major markets, such as equity, fixed income, REITS, currencies and commodities, though not always at the same time, and may take long and short positions in these markets.

Event Driven: The Event Driven Strategy seeks to take advantage of information inefficiencies resulting from particular market events or themes. As part of this Strategy, the Portfolio may take long positions, or both long and short positions, in sectors or countries or in accordance with investment themes to attempt to exploit these inefficiencies. The goal of the Strategy is to profit when the price of an instrument changes to reflect more accurately the likelihood and potential impact of the occurrence, non-occurrence, of the anticipated event. The Adviser will use fundamental and quantitative analysis to seek to take advantage of specific events, and may do so through almost any type of securities or instruments, including equity securities, fixed income securities, currencies and commodities. At those times when the Adviser has not identified any events or themes that it believes the Fund can effectively take advantage of, no Portfolio assets will be allocated to this Strategy.

In pursuing these Strategies, the Portfolio may make substantial investments in a wide range of securities and financial instruments, including: various types of equity securities and related derivatives; various types of fixed income securities and related derivatives, including corporate obligations, obligations of U.S. and foreign governments, and mortgage-backed and asset-backed securities; REITS; currencies and currency derivatives; and commodity derivatives. The Adviser may make frequent changes in the composition of each of the Strategies, and as such, the Portfolio may have a high portfolio turnover. Some of the Strategies will frequently be implemented primarily through sector-based or index-based derivative instruments or ETFs, instead of specific securities or derivatives related to specific securities.

4	The focus on opportunities across asset classes helps differentiate the Macro Strategy from Relative Value Strategy, which focuses on opportunities within asset classes.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	53

The Adviser proposed the Barclays Capital 3-Month U.S. Treasury Bill Index as the Portfolio’s benchmark. The Adviser anticipates that Lipper and Morningstar will classify the Portfolio in their Alternative Multi-Strategy and Multi-Alternative categories, respectively.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”5

INVESTMENT ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Advisory Fee
All Market Alternative Return Portfolio	1.00% of average daily net assets

5	Jones v. Harris at 1427.

54	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

In addition to paying the advisory fee, the Investment Advisory Agreement provides for the Adviser to be reimbursed for providing certain clerical, legal, accounting, administrative and other services.

The Portfolio‘s Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a one year period after the date the date that shares of the Portfolio is first offered to the public. The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidies. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolio’s share classes to exceed the expense caps. The Adviser’s ability to recoup offering expenses will terminate with the agreement.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Estimated Gross Expense Ratio[6]		Fiscal Year End
All Market Alternative Return Portfolio	Class A Class C Class R Class K Class I Advisor Class Z	1.55 2.30 1.80 1.55 1.30 1.30 1.30	% % % % % % %	1.54 2.31 2.01 1.70 1.37 1.29 1.27	% % % % % % %	To Be Determined

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities, make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional assets due to the greater complexities and time required for investment companies, although the Adviser will be reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors will be more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also

6	The Portfolio’s estimated gross expense ratios and estimated acquired fund ratios are based on an initial estimate of the Portfolio’s net assets at $250 million.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	55

believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. Managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.7 However, the Adviser has represented that there is no category in the Form ADV for institutional products that have a substantially similar investment style as the Portfolio.8

The Adviser has represented that it manages certain AllianceBernstein Mutual Funds that have similar investment styles as certain of the Strategies, and the advisory fee schedules and effective fees of the retail mutual funds based on the Portfolio’s projected net assets of $250 million are set forth below:

Strategy	ABMF	Fee Schedule	ABMF Effective Fee (%)	Portfolio Advisory Fee (%)
Equity Hedge	U.S. Market Neutral Strategy	1.25% of average daily net assets	1.250%	1.000%
Equity Hedge	Global Market Neutral[9]	1.25% of average daily net assets	1.250%	1.000%
Macro	Real Asset Strategy	0.75% of average daily net assets	0.750%	1.000%
Macro	Dynamic All Market Fund	0.60% of average daily net assets	0.600%	1.000%

7	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

8	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

9	Global Market Neutral was liquidated on October 10, 2014.

56	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

The Board recently considered the initial Investment Advisory Agreement between the Adviser and AllianceBernstein All Market Income Portfolio (“AMI”). According to the Adviser’s presentation, AMI will be marketed, along with the Portfolio, Dynamic All Market Fund and Real Asset Strategy, as one of its multi-asset solutions to meet various desired investment outcomes. AMI’s advisory fee schedule and effective fee based on the Portfolio’s projected net assets of $250 million are set forth below:

Portfolio	Fund	Fee Schedule	AMI Effective Fee (%)	Portfolio Advisory Fee (%)
All Market Alternative Return Portfolio	All Market Income Portfolio	0.70% of average daily net assets	0.700%	1.000%

The Adviser recently launched the AllianceBernstein Multi-Manager Alternative Strategies Fund (“MMAS”) which has a somewhat similar investment strategy as the Portfolio. Like the Portfolio, MMAS seeks to achieve its investment objective through investing in alternative investments in portfolio sleeves: Long/Short Equity, Event Driven, Credit and Global Macro. However, unlike the Portfolio, whose investments are managed entirely by the Adviser, the investments within MMAS’ portfolio sleeves are managed by a number of unaffiliated sub-advisers. Accordingly, with respect to MMAS, the Adviser is responsible for selecting and allocating MMAS’ portfolio assets to the different sub-advisers. Set forth is the advisory fee charged to MMAS:

Portfolio	Fund	Fee Schedule	MMAS Effective Fee (%)	Portfolio Advisory Fee (%)
All Market Alternative Return Portfolio	MMAS	1.90% of average daily net assets[10]	1.900%	1.000%

The Adviser has represented that it does not manage any sub-advisory relationship that has a substantially similar investment style as any of the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.11 Lipper’s analysis included the comparison of the Portfolio’s

10	The Adviser is responsible for paying the investment advisory fee earned by each of the sub-advisers; currently, each of the sub-advisers is receiving 1.00% out of the1.90% investment advisory fee that the Adviser receives for managing MMAS.

11	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	57

contractual management fee,12 estimated at an initial asset level of $250 million, to the median of the Portfolio’s Lipper Expense Group (“EG”)13 and the Portfolio’s contractual management fee ranking.

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Within Lipper’s Alternative Multi-Strategy classification are multi-strategy funds that are either single managed (by a single adviser or sub-adviser) or multi-managed (whose investments are managed by more than one investment adviser or sub-advisers). At the request of the Senior Officer and the Adviser, Lipper only included Alternative Multi-Strategy funds that are single managed.

Portfolio	Contractual Management Fee (%)[14]	Lipper EG Median (%)	Lipper EG Rank	Lipper EG Quintile
All Market Alternative Return Portfolio	1.000	1.000	4/7	3

Set forth below is a comparison of the Portfolio’s projected total expense ratio and the medians of those Portfolio’s EGs and EUs. Also shown are the Portfolio’s total expense ratio rankings and quintiles.

Portfolio	Total Expense Ratio (%)[15]	Lipper EG Median (%)	Lipper EG Rank	Lipper EG Quintile	Lipper EU Median (%)	Lipper EU Rank	Lipper EU Quintile
All Market Alternative Return Portfolio	1.540	1.502	5/7	4	1.510	6/9	4

12	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

13	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

14	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

15	Projected total expense ratio information pertains to the Portfolio’s Class A shares.

58	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

Based on this analysis, the Portfolio’s contractual management fee is equal to the EG median. The Portfolio’s total expense ratio is higher than the medians of the Portfolio’s EG and EU.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. The total amount to be paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	59

Fees and reimbursements for out of pocket expenses to be charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

The Portfolio may effect brokerage transactions in the future through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”), and its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

60	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

In February 2008, the independent consultant provided the Board of Directors an update of the Deli16 study on advisory fees and various fund characteristics.17 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.18 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $473 billion as of September 30, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history. The Adviser does manage Global Risk Allocation Fund, Inc. and its 1, 3, 5 year and since inception performance returns as of December 31, 2014 against their benchmarks are shown in the table below. Also shown are the performance returns, as of September 30, 2014, of Global Market Neutral Strategy, which the Adviser managed until it was liquidated on October 10, 2014:

	Annualized Performance As of September 30, 2014
	1 Year %	3 Year %	Since Inception %
U.S. Market Neutral Strategy	0.57	-0.59	0.17
ML 3 Month Treasury Bill	0.05	0.07	0.09
S&P 500 Index	19.73	22.99	16.98
Inception Date: August 3, 2010

16	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

17	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.
18	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	61

	Annualized Performance As of September 30, 2014
	1 Year %	3 Year %	Since Inception %
Global Market Neutral Strategy	-3.88	-2.13	-0.47
ML 3 Month Treasury Bill	0.05	0.07	0.09
S&P 500 Index	19.73	22.99	16.98
Inception Date: August 3, 2010

Real Asset Strategy	0.11	4.04	3.25
MSCI AC World Commodity Producers Index	3.61	4.85	1.15
Real Asset Strategy Benchmark[19]	0.79	4.53	2.91
Inception Date: March 8, 2010

Dynamic All Market Fund	6.37	N/A	6.97
60% MSCI World Index / 40% Barclays Capital	9.54	N/A	11.96
Global Treasury Index (USD Hedged) MSCI World Index	12.20	N/A	17.59
Barclays Capital Global Treasury Index (USD Hedged)	5.41	N/A	3.58
Inception Date: December 16, 2011

CONCLUSION:

Based on the factors discussed above, the Senior Officer’s conclusion is that the Investment Advisory Agreement for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. The Senior Officer recommended that the Directors consider discussing with the Adviser the addition of breakpoints to the proposed advisory fee schedule for the Portfolio. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 18, 2014

19	The benchmark consists of an equally weighted blend of the ACWI Commodity Producers Index, the FTSE EPRA/NAREIT Global Index and the Dow-Jones-UBS Commodity Index. Effective October 1, 2011, the Real Estate component changed from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA/NAREIT Global Index.

62	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

FIXED INCOME (continued)

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

MULTI-ASSET (continued)

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO •	63

AB Family of Funds

NOTES

64	• AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

AMAR-0152-0415

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2015